Summary of Significant Accounting Policies - Schedule of Useful Life of Property, Plant and Equipment (Detail)	12 Months Ended
Dec. 31, 2016
Buildings [Member]
Property, Plant and Equipment [Line Items]
Useful lives of property, plant and equipment	40 years
Minimum [Member] | Land Improvements [Member]
Property, Plant and Equipment [Line Items]
Useful lives of property, plant and equipment	5 years
Minimum [Member] | Furniture and Equipment [Member]
Property, Plant and Equipment [Line Items]
Useful lives of property, plant and equipment	5 years
Maximum [Member] | Land Improvements [Member]
Property, Plant and Equipment [Line Items]
Useful lives of property, plant and equipment	15 years
Maximum [Member] | Furniture and Equipment [Member]
Property, Plant and Equipment [Line Items]
Useful lives of property, plant and equipment	15 years